FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operative working capital - negative
Trade receivables	$ 22,554	$ 28,612
Other receivables (not considering financial NDF)	(1,392)
Other receivables (not considering financial DFI)	6,931	8,323
Inventories	3,115	5,618
Current liabilities (not considering financial debt)	(100,714)	(97,279)
Operative working capital - negative	$ (68,114)	$ (54,726)
Over revenues	16.00%	12.00%
Variations in operative working capital - negative
Variation in trade receivables	$ (6,058)
Variation in other receivables (not considering financial DFI)	1,915	$ 2,071
Variation in inventories	(2,503)
Variation in current liabilities (not considering financial debt)	(3,435)
Variation in operative working capital	(13,388)
Net current financial asset (debt)
Cash and cash equivalents	19,849	27,965	$ 193	$ 220
Financial DFI		3
Other receivables	1,915	2,071
Investments	10,786	7,804
Current financial debt	(64,869)	(62,795)
Net Current financial (liability) asset	(32,319)	(24,952)
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	(8,116)
Variation in investments	2,982
Variation in Financial DFI	(3)
Variation in other receivable	156
Variation in current financial debt	(2,074)
Variation in net Current financial (liability) asset	(7,367)
Negative operating working capital (current assets - current liabilities)	(100,433)	(79,678)
Variation in working capital	$ (20,755)	$ 20,755
Liquidity rate	0.4	0.5